Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair value hierarchy - allocation of investments
At December 31, 2014, the Company’s investments were allocated between Levels 1, 2 and 3 as follows:

	Level 1	Level 2	Level 3	Total
U.S. government and government agency	$—	$760,086	$—	$760,086
Non-U.S. government and government agency	—	278,728	—	278,728
U.S. states, municipalities and political subdivisions	—	449,623	—	449,623
Agency residential mortgage-backed securities	—	529,231	—	529,231
Non-agency residential mortgage-backed securities	—	37,807	—	37,807
U.S. corporate	—	1,499,706	—	1,499,706
Non-U.S. corporate	—	563,162	—	563,162
Bank loans	—	416,256	32,748	449,004
Catastrophe bonds	—	70,664	5,000	75,664
Asset-backed securities	—	647,482	—	647,482
Commercial mortgage-backed securities	—	242,238	—	242,238
Total fixed maturities	—	5,494,983	37,748	5,532,731
Total short-term investments (a)	942,716	108,358	—	1,051,074
Other investments
Fund of hedge funds	—	—	1,775	1,775
Preferred stock	—	6,334	—	6,334
Hedge funds (b)	—	—	496,960	496,960
Private equity investments	—	—	53,371	53,371
Investment funds	—	140,045	104,787	244,832
Mutual funds	—	9,739	—	9,739
Total other investments	—	156,118	656,893	813,011
Total investments including assets held in trust, catastrophe bonds and noncontrolling interest	$942,716	$5,759,459	$694,641	$7,396,816
Assets held in trust on behalf of operating affiliates (a)	$(732,782)	$—	$—	$(732,782)
Catastrophe bonds	$—	$(70,664)	$(5,000)	$(75,664)
Noncontrolling interest (b)	$—	$—	$(430,494)	$(430,494)
Total investments, excluding assets held in trust, catastrophe bonds and noncontrolling interest	$209,934	$5,688,795	$259,147	$6,157,876

(a)
Included in the short-term investments balance are assets held in trust to support AlphaCat's fully collateralized reinsurance transactions. Also, included in the short-term investments balance are investments held by one AlphaCat ILS fund which is consolidated by the Company but in which the Company has an equity interest of less than 100%. The remaining interests are held by third party investors and included in the Consolidated Balance Sheets as redeemable noncontrolling interest.

(b)
Included in the hedge funds balance are investments held by PaCRe in which the Company has an equity interest of 10%. The remaining 90% interest is held by third party investors and included in the Consolidated Balance Sheets as noncontrolling interest.

At December 31, 2013, the Company’s investments were allocated between Levels 1, 2 and 3 as follows:

	Level 1	Level 2	Level 3	Total
U.S. government and government agency	$—	$1,364,679	$—	$1,364,679
Non-U.S. government and government agency	—	459,068	—	459,068
U.S. states, municipalities and political subdivisions	—	43,120	—	43,120
Agency residential mortgage-backed securities	—	311,499	—	311,499
Non-agency residential mortgage-backed securities	—	15,759	—	15,759
U.S. corporate	—	1,332,484	—	1,332,484
Non-U.S. corporate	—	714,325	—	714,325
Bank loans	—	717,116	—	717,116
Catastrophe bonds	—	74,551	—	74,551
Asset-backed securities	—	509,657	—	509,657
Total fixed maturities	—	5,542,258	—	5,542,258
Total short-term investments (a)	783,151	4,563	—	787,714
Other investments
Fund of hedge funds	—	—	2,303	2,303
Hedge funds (b)	—	—	561,083	561,083
Private equity investments	—	—	13,485	13,485
Investment fund	—	117,399	—	117,399
Mutual funds	—	9,816	—	9,816
Total other investments	—	127,215	576,871	704,086
Total investments including assets held in trust, catastrophe bonds and noncontrolling interest	$783,151	$5,674,036	$576,871	$7,034,058
Assets held in trust on behalf of operating affiliates (a)	$(651,715)	$—	$—	$(651,715)
Catastrophe bonds	$—	$(55,544)	$—	$(55,544)
Noncontrolling interest (b)	$—	$—	$(489,402)	$(489,402)
Total investments, excluding assets held in trust, catastrophe bonds and noncontrolling interest	$131,436	$5,618,492	$87,469	$5,837,397

(a)
Included in the short-term investments balance are assets held in trust to support AlphaCat's fully collateralized reinsurance transactions. Also, included in the short-term investments balance are investments held by two AlphaCat ILS funds which are consolidated by the Company but in which the Company has an equity interest of less than 100%. The remaining interests are held by third party investors and included in the Consolidated Balance Sheets as redeemable noncontrolling interest.

(b)
Included in the Hedge funds balance are investments held by PaCRe in which the Company has an equity interest of 10%. The remaining 90% interest is held by third party investors and included in the Consolidated Balance Sheets as noncontrolling interest.

Reconciliation of investments measured at fair value on a recurring basis using Level 3 inputs
The following table presents a reconciliation of the beginning and ending balances for all investments measured at fair value on a recurring basis using Level 3 inputs during the years ended December 31, 2014 and 2013:

	Total Fair Market Value
	Year Ended December 31, 2014	Year Ended December 31, 2013
Level 3 investments—Beginning of year	$576,871	$556,234
Additions to level 3 investments due to Western World acquisition	23,620	—
Purchases	175,129	99,037
Sales	(52,351)	(82,000)
Issuances	—	—
Settlements	(1,500)	—
Realized gains	8,216	6,132
Unrealized losses	(42,047)	(2,532)
Transfers into Level 3 during the year	6,703	—
Level 3 investments—End of year	$694,641	$576,871
Catastrophe bonds	(5,000)	—
Noncontrolling interest (a)	(430,494)	(489,402)
Level 3 investments excluding noncontrolling interest	$259,147	$87,469

(a)
Includes Level 3 investments held by PaCRe in which the Company has an equity interest of 10%. The remaining 90% interest is held by third party investors and included in the Consolidated Balance Sheets as noncontrolling interest.